Domini Social Equity Fund
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


December 1, 1995


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Domini Social Equity Fund (File Number 33-29180) (the "Registrant"); Prospectus and Statement of Additional Information Dated November 28, 1995

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment number 7 to the Registrant's registration statement on Form N-1A (File Number 33-29180) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement and was filed electronically on November 22, 1995.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very truly yours,

DOMINI SOCIAL EQUITY FUND

By:  /s/ Andres E. Saldana
     _____________________
     Andres E. Saldana
     Assistant Secretary